SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION [Abstract]
Summary of Share Option Activity
	Year ended December 31, 2013				Year ended December 31, 2014				Year ended December 31, 2015
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		RMB		RMB		RMB		RMB		RMB		RMB

Outstanding at beginning of year	538,444	549.00	5.9	29,114	450,670	506.70	4.54	10,940	427,273	503.40	3.49	175
Granted	-	-	-	-	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-	-	-	-	-	-
Forfeited or expired	(87,774)	629.40	-	54,430	(23,397)	688.50	-	-	(39,923)	3.08	-	-
Outstanding at end of year	450,670	506.70	4.54	10,940	427,273	503.40	3.49	175	387,350	3.08	2.59	3,836
Exercisable at end of year	430,893	494.40	4.43	10,940	422,641	501.60	3.45	64	387,350	3.08	2.63	1,435
Expected to be vested	3,983	782.70	7.2	-	4,032	609.30	6.69	-	-	-	-	-

Summary of Unvested Options under the Employee Share Option Plan
	Year ended December 31, 2015
	Shares	Weighted Average Grant-date fair value
		RMB

Unvested at January 1, 2015	4,632	300.97
Granted	-	-
Vested	(3,652)	337.43
Forfeited	(980)	345.34
Unvested at December31, 2015	-	-

Schedule of restricted stock awards activities
	Years ended December 31, 2014
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB
Outstanding at beginning of year	-	-	-
Granted	811,359	21.20	3.00
Issued	-	-	-
Forfeited or expired	-	-	-
Outstanding at end of year	811,359	21.20	2.63
Shares vested but not issued at end of year	169,033	21.20	-

	Years ended December 31, 2015
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB

Outstanding at beginning of year	811,359	21.20	2.63
Granted	596,473	20.32	4.00
Issued	484,331	-	-
Forfeited or expired	61,979	20.32	1.38
Outstanding at end of year	861,522	21.94	2.59
Shares vested but not issued at end of year	41,628	20.64	-